SUPPLEMENT DATED NOVEMBER 9, 2007
TO DREYFUS FOUNDERS FUNDS, INC.
CLASS F PROSPECTUS DATED MAY 1, 2007
(as previously supplemented)

Dreyfus Founders Balanced Fund

At a meeting of the Board of Directors of Dreyfus Founders Funds, Inc. (the “Company”) held on November 8, 2007, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan”) between the Company, on behalf of Dreyfus Founders Balanced Fund (the “Balanced Fund”), and Dreyfus LifeTime Portfolios, Inc., on behalf of its Growth and Income Portfolio (the “Dreyfus Fund”). The Plan provides for the transfer of the Balanced Fund’s assets to the Dreyfus Fund in a tax-free exchange for shares of the Dreyfus Fund and the assumption by the Dreyfus Fund of the Balanced Fund’s stated liabilities, the distribution of shares of the Dreyfus Fund to Balanced Fund shareholders and the subsequent termination of the Balanced Fund (the “Reorganization”).

It is currently contemplated that holders of Balanced Fund shares as of December 21, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the Balanced Fund at a special meeting of shareholders to be held on or about February 27, 2008 (the “Meeting”). If the Plan is approved, the Reorganization will become effective on or about April 2, 2008.

In anticipation of the Reorganization, effective as of the close of business on November 21, 2007 (the “Sales Discontinuance Date”), the Balanced Fund will be closed to any investments for new accounts, except that new accounts may be established by participants in qualified defined contribution retirement plans if the Balanced Fund was established as an investment option under the retirement plan prior to the Sales Discontinuance Date and the account is established through the plan. New accounts may also be opened by wrap accounts that established the Balanced Fund as an investment option under the wrap accounts prior to the Sales Discontinuance Date. Shareholders of the Balanced Fund as of the Sales Discontinuance Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Balanced Fund accounts up until the time of the Reorganization.

A Proxy Statement with respect to the Reorganization will be mailed prior to the Meeting to Balanced Fund shareholders as of the Record Date. The Proxy Statement will describe the Dreyfus Fund and other matters. Investors may obtain a free copy of the Prospectus of the Dreyfus Fund by calling 1-800-645-6561.

November 9, 2007

DREYFUS FOUNDERS BALANCED FUND
CLASS A, B, C, I AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

At a meeting of the Board of Directors of Dreyfus Founders Funds, Inc. (the “Company”) held on November 8, 2007, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan”) between the Company, on behalf of Dreyfus Founders Balanced Fund (the “Balanced Fund”), and Dreyfus LifeTime Portfolios, Inc., on behalf of its Growth and Income Portfolio (the “Dreyfus Fund”). The Plan provides for the transfer of the Balanced Fund’s assets to the Dreyfus Fund in a tax-free exchange for shares of the Dreyfus Fund and the assumption by the Dreyfus Fund of the Balanced Fund’s stated liabilities, the distribution of shares of the Dreyfus Fund to Balanced Fund shareholders and the subsequent termination of the Balanced Fund (the “Reorganization”).

It is currently contemplated that holders of Balanced Fund shares as of December 21, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the Balanced Fund at a special meeting of shareholders to be held on or about February 27, 2008 (the “Meeting”). If the Plan is approved, the Reorganization will become effective on or about April 2, 2008.

In anticipation of the Reorganization, effective as of the close of business on November 21, 2007 (the “Sales Discontinuance Date”), the Balanced Fund will be closed to any investments for new accounts, except that new accounts may be established by participants in qualified defined contribution retirement plans if the Balanced Fund was established as an investment option under the retirement plan prior to the Sales Discontinuance Date and the account is established through the plan. New accounts may also be opened by wrap accounts that established the Balanced Fund as an investment option under the wrap accounts prior to the Sales Discontinuance Date. Shareholders of the Balanced Fund as of the Sales Discontinuance Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Balanced Fund accounts up until the time of the Reorganization.

A Proxy Statement with respect to the Reorganization will be mailed prior to the Meeting to Balanced Fund shareholders as of the Record Date. The Proxy Statement will describe the Dreyfus Fund and other matters. Investors may obtain a free copy of the Prospectus of the Dreyfus Fund by calling 1-800-645-6561.